General and Administrative Expenses (Details) - Schedule of general and administrative expenses - General and Administrative Expenses [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
General and Administrative Expenses (Details) - Schedule of general and administrative expenses [Line Items]
Wages, salaries, and benefits	$ 1,349	$ 1,005
Share-based payment (see Note 12B (1))	3,205	582
Depreciation and amortization	492	660
Issuance expenses	486
Information systems, legal, consulting, and others	189	217
Rents and maintenance	312	207
Total	$ 6,033	$ 2,671